PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Opening Balance	$ 7,174,693	$ 7,034,299
Increase (decrease) for changes in accounting policies	(72,252)	0
Changes
Additions	972,149	730,476
Acquisitions through business combinations	158,552	8,787
Disposals	(7,566)	(4,613)
Withdrawals	(50,341)	(35,824)
Depreciation	(442,225)	(457,766)
Impairment loss recognized in profit or loss	(76,042)	(1,035)
Increase (decrease) through net exchange differences	(11,418)	(102,756)
Reclassification of assets held for sale	990	3,125
Increase (decrease) through transfers from construction in progress	0	0
Reclassification from lease to Property, plant and equipment	1,643
Total changes	545,742	140,394
Closing balance	7,648,183	7,174,693
Right-of-use assets [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	324,337
Changes
Additions	52,385
Acquisitions through business combinations	5,582
Withdrawals	(13,750)
Depreciation	(82,058)
Increase (decrease) through net exchange differences	254
Increase (decrease) through others	(728)
Reclassification from lease to Property, plant and equipment	(1,643)
Total changes	(39,958)
Closing balance	284,379
Construction work in progress [member]
Statement [Line Items]
Opening Balance	1,030,730	597,351
Increase (decrease) for changes in accounting policies	0
Changes
Additions	889,882	660,918
Acquisitions through business combinations	12,839	0
Disposals	0	(1,994)
Withdrawals	(6,992)	(6,269)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(1,066)	(4,115)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	(796,962)	(215,161)
Reclassification from lease to Property, plant and equipment	0
Total changes	97,701	433,379
Closing balance	1,128,431	1,030,730
Land [Member]
Statement [Line Items]
Opening Balance	972,143	1,008,310
Increase (decrease) for changes in accounting policies	0
Changes
Additions	6,722	3
Acquisitions through business combinations	3,915	3,900
Disposals	(2,241)	(448)
Withdrawals	(3,442)	(4,466)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(7,530)	(34,204)
Reclassification of assets held for sale	0	(2,193)
Increase (decrease) through transfers from construction in progress	1,494	1,241
Reclassification from lease to Property, plant and equipment	0
Total changes	(1,082)	(36,167)
Closing balance	971,061	972,143
Land [Member] | Right-of-use assets [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	65,363
Changes
Additions	8,668
Acquisitions through business combinations	906
Withdrawals	0
Depreciation	(7,599)
Increase (decrease) through net exchange differences	466
Increase (decrease) through others	0
Reclassification from lease to Property, plant and equipment	0
Total changes	2,441
Closing balance	67,804
Buildings [member]
Statement [Line Items]
Opening Balance	2,062,887	2,135,201
Increase (decrease) for changes in accounting policies	0
Changes
Additions	13,561	6,949
Acquisitions through business combinations	24,118	0
Disposals	(2,167)	(770)
Withdrawals	(3,435)	(1,656)
Depreciation	(130,454)	(125,407)
Impairment loss recognized in profit or loss	(15,398)	(654)
Increase (decrease) through net exchange differences	(479)	(15,444)
Reclassification of assets held for sale	0	(5)
Increase (decrease) through transfers from construction in progress	299,363	64,673
Reclassification from lease to Property, plant and equipment	0
Total changes	185,109	(72,314)
Closing balance	2,247,996	2,062,887
Buildings [member] | Right-of-use assets [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	20,865
Changes
Additions	10,580
Acquisitions through business combinations	1,129
Withdrawals	0
Depreciation	(6,326)
Increase (decrease) through net exchange differences	(216)
Increase (decrease) through others	(92)
Reclassification from lease to Property, plant and equipment	0
Total changes	5,075
Closing balance	25,940
Plant and equipment [Member]
Statement [Line Items]
Opening Balance	2,921,462	3,112,755
Increase (decrease) for changes in accounting policies	(55,015)
Changes
Additions	44,800	42,467
Acquisitions through business combinations	110,701	4,887
Disposals	(2,821)	(702)
Withdrawals	(23,231)	(17,680)
Depreciation	(297,332)	(316,118)
Impairment loss recognized in profit or loss	(60,219)	(356)
Increase (decrease) through net exchange differences	(1,347)	(42,059)
Reclassification of assets held for sale	990	5,323
Increase (decrease) through transfers from construction in progress	500,140	132,945
Reclassification from lease to Property, plant and equipment	1,633
Total changes	273,314	(191,293)
Closing balance	3,139,761	2,921,462
Plant and equipment [Member] | Right-of-use assets [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	76,258
Changes
Additions	5,817
Acquisitions through business combinations	3,257
Withdrawals	(13,750)
Depreciation	(26,641)
Increase (decrease) through net exchange differences	137
Increase (decrease) through others	(325)
Reclassification from lease to Property, plant and equipment	0
Total changes	(31,505)
Closing balance	44,753
IT Equipment [member]
Statement [Line Items]
Opening Balance	23,292	22,665
Increase (decrease) for changes in accounting policies	0
Changes
Additions	1,637	1,125
Acquisitions through business combinations	238	0
Disposals	(94)	(42)
Withdrawals	(2)	(42)
Depreciation	(6,426)	(5,791)
Impairment loss recognized in profit or loss	(337)	(5)
Increase (decrease) through net exchange differences	(74)	(175)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	2,672	5,557
Reclassification from lease to Property, plant and equipment	0
Total changes	(2,386)	627
Closing balance	20,906	23,292
IT Equipment [member] | Right-of-use assets [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	310
Changes
Additions	449
Acquisitions through business combinations	0
Withdrawals	0
Depreciation	(183)
Increase (decrease) through net exchange differences	(2)
Increase (decrease) through others	0
Reclassification from lease to Property, plant and equipment	0
Total changes	264
Closing balance	574
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	15,906	12,297
Increase (decrease) for changes in accounting policies	0
Changes
Additions	960	1,146
Acquisitions through business combinations	156	0
Disposals	(1)	0
Withdrawals	(1)	(28)
Depreciation	(2,722)	(2,870)
Impairment loss recognized in profit or loss	(14)	(20)
Increase (decrease) through net exchange differences	27	(210)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	(890)	5,591
Reclassification from lease to Property, plant and equipment	0
Total changes	(2,485)	3,609
Closing balance	13,421	15,906
Fixtures and fittings [member] | Right-of-use assets [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	0
Changes
Additions	1,595
Acquisitions through business combinations	0
Withdrawals	0
Depreciation	(457)
Increase (decrease) through net exchange differences	0
Increase (decrease) through others	0
Reclassification from lease to Property, plant and equipment	0
Total changes	1,138
Closing balance	1,138
Motor vehicles [member]
Statement [Line Items]
Opening Balance	14,916	15,959
Increase (decrease) for changes in accounting policies	0
Changes
Additions	3,808	2,352
Acquisitions through business combinations	313	0
Disposals	(213)	(129)
Withdrawals	(36)	(84)
Depreciation	(4,111)	(3,920)
Impairment loss recognized in profit or loss	(74)	0
Increase (decrease) through net exchange differences	(31)	(217)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	340	955
Reclassification from lease to Property, plant and equipment	10
Total changes	6	(1,043)
Closing balance	14,922	14,916
Motor vehicles [member] | Right-of-use assets [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	144,304
Changes
Additions	20,531
Acquisitions through business combinations	290
Withdrawals	0
Depreciation	(38,096)
Increase (decrease) through net exchange differences	(131)
Increase (decrease) through others	(311)
Reclassification from lease to Property, plant and equipment	0
Total changes	(17,717)
Closing balance	126,587
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	133,357	129,761
Increase (decrease) for changes in accounting policies	(17,237)
Changes
Additions	10,779	15,516
Acquisitions through business combinations	6,272	0
Disposals	(29)	(528)
Withdrawals	(13,202)	(5,599)
Depreciation	(1,180)	(3,660)
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(918)	(6,332)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	(6,157)	4,199
Reclassification from lease to Property, plant and equipment	0
Total changes	(4,435)	3,596
Closing balance	111,685	133,357
Other property, plant and equipment [member] | Right-of-use assets [member]
Statement [Line Items]
Increase (decrease) for changes in accounting policies	17,237
Changes
Additions	4,745
Acquisitions through business combinations	0
Withdrawals	0
Depreciation	(2,756)
Increase (decrease) through net exchange differences	0
Increase (decrease) through others	0
Reclassification from lease to Property, plant and equipment	(1,643)
Total changes	346
Closing balance	17,583
Previously stated [member]
Statement [Line Items]
Opening Balance	7,174,693
Changes
Closing balance		7,174,693
Previously stated [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Previously stated [member] | Construction work in progress [member]
Statement [Line Items]
Opening Balance	1,030,730
Changes
Closing balance		1,030,730
Previously stated [member] | Land [Member]
Statement [Line Items]
Opening Balance	972,143
Changes
Closing balance		972,143
Previously stated [member] | Land [Member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Previously stated [member] | Buildings [member]
Statement [Line Items]
Opening Balance	2,062,887
Changes
Closing balance		2,062,887
Previously stated [member] | Buildings [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Previously stated [member] | Plant and equipment [Member]
Statement [Line Items]
Opening Balance	2,921,462
Changes
Closing balance		2,921,462
Previously stated [member] | Plant and equipment [Member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Previously stated [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance	23,292
Changes
Closing balance		23,292
Previously stated [member] | IT Equipment [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Previously stated [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	15,906
Changes
Closing balance		15,906
Previously stated [member] | Fixtures and fittings [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Previously stated [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance	14,916
Changes
Closing balance		14,916
Previously stated [member] | Motor vehicles [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Previously stated [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	133,357
Changes
Closing balance		133,357
Previously stated [member] | Other property, plant and equipment [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Restated Balance [Member]
Statement [Line Items]
Restated Opening Balance	7,102,441
Restated Balance [Member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	324,337
Changes
Closing balance		324,337
Restated Balance [Member] | Construction work in progress [member]
Statement [Line Items]
Restated Opening Balance	1,030,730
Restated Balance [Member] | Land [Member]
Statement [Line Items]
Restated Opening Balance	972,143
Restated Balance [Member] | Land [Member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	65,363
Changes
Closing balance		65,363
Restated Balance [Member] | Buildings [member]
Statement [Line Items]
Restated Opening Balance	2,062,887
Restated Balance [Member] | Buildings [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	20,865
Changes
Closing balance		20,865
Restated Balance [Member] | Plant and equipment [Member]
Statement [Line Items]
Restated Opening Balance	2,866,447
Restated Balance [Member] | Plant and equipment [Member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	76,258
Changes
Closing balance		76,258
Restated Balance [Member] | IT Equipment [member]
Statement [Line Items]
Restated Opening Balance	23,292
Restated Balance [Member] | IT Equipment [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	310
Changes
Closing balance		310
Restated Balance [Member] | Fixtures and fittings [member]
Statement [Line Items]
Restated Opening Balance	15,906
Restated Balance [Member] | Fixtures and fittings [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	0
Changes
Closing balance		0
Restated Balance [Member] | Motor vehicles [member]
Statement [Line Items]
Restated Opening Balance	14,916
Restated Balance [Member] | Motor vehicles [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	144,304
Changes
Closing balance		144,304
Restated Balance [Member] | Other property, plant and equipment [member]
Statement [Line Items]
Restated Opening Balance	116,120
Restated Balance [Member] | Other property, plant and equipment [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance	$ 17,237
Changes
Closing balance		$ 17,237